Disclosures about The Temporary Exemption From IFRS 9 - Summary of Financial Assets Not Considered to have Low Credit Risk on Reporting Date (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]	¥ 11,859	¥ 14,272
Fair value		8,246	14,551
Domestic listed [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]	11,834	14,248
Fair value		8,237	14,539
Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1]	25	24
Fair value		¥ 9	¥ 12

[1]	For financial assets measured at amortised cost, carrying amount before adjusting impairment allowance is disclosed here.